Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	abrdn Funds
Entity Central Index Key	0001413594
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000235898
Shareholder Report [Line Items]
Fund Name	abrdn EM SMA Completion Fund
Class Name	Institutional Class
Trading Symbol	ASEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn EM SMA Completion Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$0	0.00%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 980,749
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$980,749
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	62%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
South Korea	24.6%
China	21.7%
Taiwan	18.2%
Mexico	8.5%
India	8.3%
Brazil	4.2%
Greece	2.5%
Indonesia	2.2%
Other	9.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Samsung Electronics Co. Ltd.	13.8%
Tencent Holdings Ltd.	8.1%
MediaTek, Inc.	6.5%
SK Hynix, Inc.	5.8%
Grupo Mexico SAB de CV	5.2%
Chroma ATE, Inc.	3.5%
Accton Technology Corp.	3.4%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
National Bank of Greece SA	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000254923
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets Dividend Active ETF
Trading Symbol	AGEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets Dividend Active ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$38	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 316,047,908
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$316,047,908
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	19%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
Taiwan	21.8%
South Korea	18.2%
China	17.7%
India	8.6%
Brazil	6.2%
Mexico	5.9%
Indonesia	3.7%
Hong Kong	2.7%
Greece	2.1%
Other	13.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	10.1%
Tencent Holdings Ltd., ADR	4.6%
SK Hynix, Inc.	4.3%
Grupo Mexico SAB de CV	3.9%
MediaTek, Inc.	3.1%
HDFC Bank Ltd., ADR	2.8%
Bank Mandiri Persero Tbk. PT	2.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.9%
Telefonica Brasil SA, ADR	1.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000057046
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets ex-China Fund
Class Name	Class A
Trading Symbol	GLLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	1.26%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.26%
AssetsNet	$ 228,327,359
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$228,327,359
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

Holdings [Text Block]

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	31.6%
South Korea	24.7%
India	12.9%
Brazil	6.8%
Mexico	4.2%
Kazakhstan	3.0%
Saudi Arabia	3.0%
United Arab Emirates	2.5%
South Africa	2.3%
Indonesia	2.1%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	9.5%
SK Hynix, Inc.	6.4%
Chroma ATE, Inc.	4.0%
Delta Electronics, Inc.	3.6%
Grupo Mexico SAB de CV	2.6%
Accton Technology Corp.	2.2%
HDFC Bank Ltd.	2.2%
NAC Kazatomprom JSC	2.2%
ASE Technology Holding Co. Ltd.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000057049
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets ex-China Fund
Class Name	Class R
Trading Symbol	GWLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$86	1.51%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.51%
AssetsNet	$ 228,327,359
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$228,327,359
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

Holdings [Text Block]

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	31.6%
South Korea	24.7%
India	12.9%
Brazil	6.8%
Mexico	4.2%
Kazakhstan	3.0%
Saudi Arabia	3.0%
United Arab Emirates	2.5%
South Africa	2.3%
Indonesia	2.1%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	9.5%
SK Hynix, Inc.	6.4%
Chroma ATE, Inc.	4.0%
Delta Electronics, Inc.	3.6%
Grupo Mexico SAB de CV	2.6%
Accton Technology Corp.	2.2%
HDFC Bank Ltd.	2.2%
NAC Kazatomprom JSC	2.2%
ASE Technology Holding Co. Ltd.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000057050
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets ex-China Fund
Class Name	Institutional Class
Trading Symbol	GWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$51	0.90%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%
AssetsNet	$ 228,327,359
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$228,327,359
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

Holdings [Text Block]

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	31.6%
South Korea	24.7%
India	12.9%
Brazil	6.8%
Mexico	4.2%
Kazakhstan	3.0%
Saudi Arabia	3.0%
United Arab Emirates	2.5%
South Africa	2.3%
Indonesia	2.1%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	9.5%
SK Hynix, Inc.	6.4%
Chroma ATE, Inc.	4.0%
Delta Electronics, Inc.	3.6%
Grupo Mexico SAB de CV	2.6%
Accton Technology Corp.	2.2%
HDFC Bank Ltd.	2.2%
NAC Kazatomprom JSC	2.2%
ASE Technology Holding Co. Ltd.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000057051
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets ex-China Fund
Class Name	Institutional Service Class
Trading Symbol	GLLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$55	0.96%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.96%
AssetsNet	$ 228,327,359
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$228,327,359
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

Holdings [Text Block]

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	31.6%
South Korea	24.7%
India	12.9%
Brazil	6.8%
Mexico	4.2%
Kazakhstan	3.0%
Saudi Arabia	3.0%
United Arab Emirates	2.5%
South Africa	2.3%
Indonesia	2.1%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	9.5%
SK Hynix, Inc.	6.4%
Chroma ATE, Inc.	4.0%
Delta Electronics, Inc.	3.6%
Grupo Mexico SAB de CV	2.6%
Accton Technology Corp.	2.2%
HDFC Bank Ltd.	2.2%
NAC Kazatomprom JSC	2.2%
ASE Technology Holding Co. Ltd.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000111352
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets Fund
Class Name	Class A
Trading Symbol	GEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$83	1.54%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.54%
AssetsNet	$ 1,017,670,782
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000111353
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets Fund
Class Name	Class C
Trading Symbol	GEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$113	2.10%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.10%
AssetsNet	$ 1,017,670,782
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000111354
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets Fund
Class Name	Class R
Trading Symbol	GEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$91	1.68%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
AssetsNet	$ 1,017,670,782
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000079068
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	ABEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$60	1.10%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,017,670,782
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000081085
Shareholder Report [Line Items]
Fund Name	abrdn Emerging Markets Fund
Class Name	Institutional Service Class
Trading Symbol	AEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$68	1.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,017,670,782
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000254924
Shareholder Report [Line Items]
Fund Name	abrdn Focused U.S. Small Cap Active ETF
Trading Symbol	AFSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Focused U.S. Small Cap Active ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$35	0.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 10,988,839
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$10,988,839
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Industrials	23.3%
Financials	17.2%
Information Technology	16.7%
Consumer Discretionary	11.6%
Health Care	9.4%
Materials	4.8%
Consumer Staples	3.8%
Energy	2.4%
Real Estate	1.8%
Communication Services	1.7%
Other	7.3%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Viavi Solutions, Inc.	5.5%
Everus Construction Group, Inc.	3.4%
Materion Corp.	3.3%
StoneX Group, Inc.	3.2%
Ducommun, Inc.	2.9%
Ameris Bancorp	2.8%
Camtek Ltd.	2.8%
Enpro, Inc.	2.8%
Wintrust Financial Corp.	2.7%
Vita Coco Co., Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199211
Shareholder Report [Line Items]
Fund Name	abrdn Global Infrastructure Fund
Class Name	Class A
Trading Symbol	AIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$67	1.24%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
AssetsNet	$ 51,852,709
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$51,852,709
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	17%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
United States	49.0%
France	9.3%
Spain	6.0%
Canada	4.8%
Brazil	4.2%
United Kingdom	3.6%
Mexico	3.3%
Germany	3.2%
Philippines	2.9%
Tanzania	2.4%
Italy	2.1%
Other	9.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
RWE AG	3.2%
Union Pacific Corp.	3.1%
Williams Cos., Inc.	3.0%
NextEra Energy, Inc.	3.0%
Cheniere Energy, Inc.	2.9%
Kinder Morgan, Inc.	2.8%
Enbridge, Inc.	2.5%
Ferrovial SE	2.5%
American Tower Corp.	2.5%
Helios Towers PLC	2.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199212
Shareholder Report [Line Items]
Fund Name	abrdn Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	AIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$54	0.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
AssetsNet	$ 51,852,709
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$51,852,709
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	17%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Table Summary
United States	49.0%
France	9.3%
Spain	6.0%
Canada	4.8%
Brazil	4.2%
United Kingdom	3.6%
Mexico	3.3%
Germany	3.2%
Philippines	2.9%
Tanzania	2.4%
Italy	2.1%
Other	9.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
RWE AG	3.2%
Union Pacific Corp.	3.1%
Williams Cos., Inc.	3.0%
NextEra Energy, Inc.	3.0%
Cheniere Energy, Inc.	2.9%
Kinder Morgan, Inc.	2.8%
Enbridge, Inc.	2.5%
Ferrovial SE	2.5%
American Tower Corp.	2.5%
Helios Towers PLC	2.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000229257
Shareholder Report [Line Items]
Fund Name	abrdn High Income Opportunities Fund
Class Name	Class A
Trading Symbol	BJBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.96%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 74,746,766
Holdings Count | Holding	215
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$74,746,766
Total Number of Portfolio Holdings	215
Portfolio Turnover Rate	36%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AA	0.1%
BBB	4.2%
BB	49.8%
B	36.4%
CCC	6.5%
CC	0.8%
Non Rated	2.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
TransDigm, Inc., 6.625%, due 03/01/32	1.4%
Affinity Interactive, 6.875%, due 12/15/27	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.2%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 8.477%	1.2%
New Enterprise Stone & Lime Co., Inc., 5.250%, due 07/15/28	1.0%
Cimpress PLC, 7.375%, due 09/15/32	1.0%
Ball Corp., 4.250%, due 07/01/32	1.0%
SES SA, 5.500%, due 09/12/29	1.0%
Centene Corp., 3.000%, due 10/15/30	1.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000229256
Shareholder Report [Line Items]
Fund Name	abrdn High Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	JHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.71%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 74,746,766
Holdings Count | Holding	215
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$74,746,766
Total Number of Portfolio Holdings	215
Portfolio Turnover Rate	36%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AA	0.1%
BBB	4.2%
BB	49.8%
B	36.4%
CCC	6.5%
CC	0.8%
Non Rated	2.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
TransDigm, Inc., 6.625%, due 03/01/32	1.4%
Affinity Interactive, 6.875%, due 12/15/27	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.2%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 8.477%	1.2%
New Enterprise Stone & Lime Co., Inc., 5.250%, due 07/15/28	1.0%
Cimpress PLC, 7.375%, due 09/15/32	1.0%
Ball Corp., 4.250%, due 07/01/32	1.0%
SES SA, 5.500%, due 09/12/29	1.0%
Centene Corp., 3.000%, due 10/15/30	1.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000075914
Shareholder Report [Line Items]
Fund Name	abrdn International Small Cap Active ETF
Trading Symbol	ASCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn International Small Cap Active ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$34	0.66%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 84,659,279
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$84,659,279
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	19%

Holdings [Text Block]

Geographic Allocation (% of total net assets)

Table Summary
United Kingdom	16.4%
Taiwan	13.6%
Japan	13.4%
Australia	6.6%
Germany	5.4%
United States	5.3%
France	4.1%
Thailand	3.1%
Mexico	2.9%
South Korea	2.8%
Sweden	2.7%
Israel	2.5%
Italy	2.4%
Brazil	2.1%
South Africa	2.1%
Belgium	2.0%
Spain	2.0%
Other	10.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
iShares MSCI India Small-Cap ETF	5.3%
Diploma PLC	4.9%
Elite Material Co. Ltd.	4.1%
Asics Corp.	4.0%
Japan Elevator Service Holdings Co. Ltd.	3.8%
Chenbro Micom Co. Ltd.	3.7%
Games Workshop Group PLC	3.6%
Gaztransport Et Technigaz SA	3.5%
ALS Ltd.	3.4%
Fabrinet	3.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199217
Shareholder Report [Line Items]
Fund Name	abrdn Real Estate Fund
Class Name	Class A
Trading Symbol	AIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Real Estate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	1.24%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
AssetsNet	$ 38,792,822
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$38,792,822
Total Number of Portfolio Holdings	27
Portfolio Turnover Rate	11%

Holdings [Text Block]

Industry Allocation (% of total net assets)

Table Summary
Health Care REITs	28.9%
Retail REITs	23.5%
Data Center REITs	14.2%
Industrial REITs	10.4%
Self Storage REITs	6.3%
Other Specialized REITs	5.7%
Single-Family Residential REITs	3.5%
Multi-Family Residential REITs	3.5%
Hotel & Resort REITs	1.4%
Short-Term Investments	1.3%
Other	1.3%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Welltower, Inc.	15.2%
Prologis, Inc.	10.4%
Equinix, Inc.	9.4%
Simon Property Group, Inc.	7.2%
Ventas, Inc.	6.4%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.7%
American Healthcare REIT, Inc.	4.0%
Public Storage	4.0%
Iron Mountain, Inc.	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199218
Shareholder Report [Line Items]
Fund Name	abrdn Real Estate Fund
Class Name	Institutional Class
Trading Symbol	AIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Real Estate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$53	0.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
AssetsNet	$ 38,792,822
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$38,792,822
Total Number of Portfolio Holdings	27
Portfolio Turnover Rate	11%

Holdings [Text Block]

Industry Allocation (% of total net assets)

Table Summary
Health Care REITs	28.9%
Retail REITs	23.5%
Data Center REITs	14.2%
Industrial REITs	10.4%
Self Storage REITs	6.3%
Other Specialized REITs	5.7%
Single-Family Residential REITs	3.5%
Multi-Family Residential REITs	3.5%
Hotel & Resort REITs	1.4%
Short-Term Investments	1.3%
Other	1.3%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Welltower, Inc.	15.2%
Prologis, Inc.	10.4%
Equinix, Inc.	9.4%
Simon Property Group, Inc.	7.2%
Ventas, Inc.	6.4%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.7%
American Healthcare REIT, Inc.	4.0%
Public Storage	4.0%
Iron Mountain, Inc.	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199213
Shareholder Report [Line Items]
Fund Name	abrdn Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	AAHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$46	0.92%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 29,087,919
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$29,087,919
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	66%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AA	9.1%
A	3.5%
BBB	24.1%
BB	26.8%
B	1.6%
Non Rated	34.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Colorado Health Facilities Authority, 3.500%, due 05/15/30	9.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	6.9%
Florida Development Finance Corp., 5.500%, due 06/15/40	3.6%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.5%
Florida Local Government Finance Commission, 4.700%, due 11/15/31	3.5%
New Hampshire Business Finance Authority, 6.500%, due 12/01/34	3.4%
Pennsylvania Economic Development Financing Authority, 5.250%, due 12/01/38	3.4%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, due 06/30/58	3.4%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.3%
Arizona Industrial Development Authority, due 01/01/59	2.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000224176
Shareholder Report [Line Items]
Fund Name	abrdn Short Duration High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ACHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$83	1.67%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
AssetsNet	$ 29,087,919
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$29,087,919
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	66%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AA	9.1%
A	3.5%
BBB	24.1%
BB	26.8%
B	1.6%
Non Rated	34.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Colorado Health Facilities Authority, 3.500%, due 05/15/30	9.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	6.9%
Florida Development Finance Corp., 5.500%, due 06/15/40	3.6%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.5%
Florida Local Government Finance Commission, 4.700%, due 11/15/31	3.5%
New Hampshire Business Finance Authority, 6.500%, due 12/01/34	3.4%
Pennsylvania Economic Development Financing Authority, 5.250%, due 12/01/38	3.4%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, due 06/30/58	3.4%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.3%
Arizona Industrial Development Authority, due 01/01/59	2.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199214
Shareholder Report [Line Items]
Fund Name	abrdn Short Duration High Yield Municipal Fund
Class Name	Institutional Class
Trading Symbol	AHYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$34	0.67%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 29,087,919
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$29,087,919
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	66%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AA	9.1%
A	3.5%
BBB	24.1%
BB	26.8%
B	1.6%
Non Rated	34.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Colorado Health Facilities Authority, 3.500%, due 05/15/30	9.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	6.9%
Florida Development Finance Corp., 5.500%, due 06/15/40	3.6%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.5%
Florida Local Government Finance Commission, 4.700%, due 11/15/31	3.5%
New Hampshire Business Finance Authority, 6.500%, due 12/01/34	3.4%
Pennsylvania Economic Development Financing Authority, 5.250%, due 12/01/38	3.4%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, due 06/30/58	3.4%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.3%
Arizona Industrial Development Authority, due 01/01/59	2.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000056974
Shareholder Report [Line Items]
Fund Name	abrdn U.S. Small Cap Equity Fund
Class Name	Class A
Trading Symbol	GSXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$73	1.35%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%
AssetsNet	$ 373,489,088
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000056976
Shareholder Report [Line Items]
Fund Name	abrdn U.S. Small Cap Equity Fund
Class Name	Class C
Trading Symbol	GSXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$105	1.95%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.95%
AssetsNet	$ 373,489,088
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000056977
Shareholder Report [Line Items]
Fund Name	abrdn U.S. Small Cap Equity Fund
Class Name	Class R
Trading Symbol	GNSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$82	1.53%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.53%
AssetsNet	$ 373,489,088
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000056978
Shareholder Report [Line Items]
Fund Name	abrdn U.S. Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	GSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$51	0.95%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 373,489,088
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000056979
Shareholder Report [Line Items]
Fund Name	abrdn U.S. Small Cap Equity Fund
Class Name	Institutional Service Class
Trading Symbol	GSXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$57	1.06%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%
AssetsNet	$ 373,489,088
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000103444
Shareholder Report [Line Items]
Fund Name	abrdn U.S. Sustainable Leaders Fund
Class Name	Class A
Trading Symbol	GXXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	1.19%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
AssetsNet	$ 314,383,632
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$314,383,632
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Information Technology	37.6%
Financials	15.2%
Industrials	13.7%
Health Care	10.5%
Communication Services	6.1%
Consumer Discretionary	5.4%
Energy	3.3%
Utilities	2.2%
Materials	2.2%
Consumer Staples	2.1%
Other	1.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
NVIDIA Corp.	9.2%
Microsoft Corp.	8.5%
Alphabet, Inc., Class C	6.1%
Broadcom, Inc.	5.1%
Mastercard, Inc., Class A	3.4%
Baker Hughes Co.	3.3%
TJX Cos., Inc.	3.3%
Cadence Design Systems, Inc.	3.2%
American Express Co.	3.1%
Analog Devices, Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000103447
Shareholder Report [Line Items]
Fund Name	abrdn U.S. Sustainable Leaders Fund
Class Name	Institutional Class
Trading Symbol	GGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.90%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 314,383,632
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$314,383,632
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Information Technology	37.6%
Financials	15.2%
Industrials	13.7%
Health Care	10.5%
Communication Services	6.1%
Consumer Discretionary	5.4%
Energy	3.3%
Utilities	2.2%
Materials	2.2%
Consumer Staples	2.1%
Other	1.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
NVIDIA Corp.	9.2%
Microsoft Corp.	8.5%
Alphabet, Inc., Class C	6.1%
Broadcom, Inc.	5.1%
Mastercard, Inc., Class A	3.4%
Baker Hughes Co.	3.3%
TJX Cos., Inc.	3.3%
Cadence Design Systems, Inc.	3.2%
American Express Co.	3.1%
Analog Devices, Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000103448
Shareholder Report [Line Items]
Fund Name	abrdn U.S. Sustainable Leaders Fund
Class Name	Institutional Service Class
Trading Symbol	GXXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$48	0.96%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 314,383,632
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$314,383,632
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Information Technology	37.6%
Financials	15.2%
Industrials	13.7%
Health Care	10.5%
Communication Services	6.1%
Consumer Discretionary	5.4%
Energy	3.3%
Utilities	2.2%
Materials	2.2%
Consumer Staples	2.1%
Other	1.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
NVIDIA Corp.	9.2%
Microsoft Corp.	8.5%
Alphabet, Inc., Class C	6.1%
Broadcom, Inc.	5.1%
Mastercard, Inc., Class A	3.4%
Baker Hughes Co.	3.3%
TJX Cos., Inc.	3.3%
Cadence Design Systems, Inc.	3.2%
American Express Co.	3.1%
Analog Devices, Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000123602
Shareholder Report [Line Items]
Fund Name	abrdn Ultra Short Municipal Income Active ETF
Trading Symbol	AMUN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Active ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$12	0.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 53,885,344
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$53,885,344
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	132%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AA	30.4%
A	38.8%
BBB	31.6%
BB	2.3%
N/R	(3.1%)

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Port of Port Arthur Navigation District, 3.330%, due 11/01/40	4.6%
Tennessee Energy Acquisition Corp., 5.625%, due 09/01/26	4.1%
JPMorgan Chase Putters/Drivers Trust, 3.720%, due 03/20/27	4.1%
Lansing School District, 5.000%, due 05/01/40	4.1%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, 3.125%, due 12/01/27	3.8%
Chandler Industrial Development Authority, 5.000%, due 09/01/52	3.8%
City of Poughkeepsie, 3.500%, due 04/23/27	3.7%
Tender Option Bond Trust Receipts/Certificates, 1.000%, due 12/02/27	3.7%
Louisville/Jefferson County Metropolitan Government, 3.450%, due 10/01/53	3.7%
Florida Insurance Assistance Interlocal Agency, Inc., 3.830%, due 09/01/32	3.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199221
Shareholder Report [Line Items]
Fund Name	abrdn Ultra Short Municipal Income Fund
Class Name	Class A
Trading Symbol	ATOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$35	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,115,817,008
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,115,817,008
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	70%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	26.1%
A	47.5%
BBB	20.4%
N/R	4.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Mississippi Business Finance Corp., 4.220%, due 11/01/32	4.7%
Maryland Industrial Development Financing Authority, 5.230%, due 03/01/30	4.5%
Harris County Cultural Education Facilities Finance Corp., 3.540%, due 11/15/46	3.9%
JPMorgan Chase Putters/Drivers Trust, 3.720%, due 03/20/27	2.4%
Florida Insurance Assistance Interlocal Agency, Inc., 3.830%, due 09/01/32	2.4%
Pennsylvania Higher Educational Facilities Authority, 3.900%, due 09/01/45	2.4%
Iowa Finance Authority, 3.330%, due 12/01/46	2.3%
PEFA, Inc., 5.000%, due 09/01/49	2.3%
Health Care Authority for Baptist Health, 4.470%, due 11/01/42	2.2%
County of Meade, 3.850%, due 08/01/61	2.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000210496
Shareholder Report [Line Items]
Fund Name	abrdn Ultra Short Municipal Income Fund
Class Name	Class A1
Trading Symbol	ATOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A1	$35	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,115,817,008
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,115,817,008
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	70%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	26.1%
A	47.5%
BBB	20.4%
N/R	4.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Mississippi Business Finance Corp., 4.220%, due 11/01/32	4.7%
Maryland Industrial Development Financing Authority, 5.230%, due 03/01/30	4.5%
Harris County Cultural Education Facilities Finance Corp., 3.540%, due 11/15/46	3.9%
JPMorgan Chase Putters/Drivers Trust, 3.720%, due 03/20/27	2.4%
Florida Insurance Assistance Interlocal Agency, Inc., 3.830%, due 09/01/32	2.4%
Pennsylvania Higher Educational Facilities Authority, 3.900%, due 09/01/45	2.4%
Iowa Finance Authority, 3.330%, due 12/01/46	2.3%
PEFA, Inc., 5.000%, due 09/01/49	2.3%
Health Care Authority for Baptist Health, 4.470%, due 11/01/42	2.2%
County of Meade, 3.850%, due 08/01/61	2.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199222
Shareholder Report [Line Items]
Fund Name	abrdn Ultra Short Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	ATOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$22	0.45%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,115,817,008
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,115,817,008
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	70%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	26.1%
A	47.5%
BBB	20.4%
N/R	4.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Mississippi Business Finance Corp., 4.220%, due 11/01/32	4.7%
Maryland Industrial Development Financing Authority, 5.230%, due 03/01/30	4.5%
Harris County Cultural Education Facilities Finance Corp., 3.540%, due 11/15/46	3.9%
JPMorgan Chase Putters/Drivers Trust, 3.720%, due 03/20/27	2.4%
Florida Insurance Assistance Interlocal Agency, Inc., 3.830%, due 09/01/32	2.4%
Pennsylvania Higher Educational Facilities Authority, 3.900%, due 09/01/45	2.4%
Iowa Finance Authority, 3.330%, due 12/01/46	2.3%
PEFA, Inc., 5.000%, due 09/01/49	2.3%
Health Care Authority for Baptist Health, 4.470%, due 11/01/42	2.2%
County of Meade, 3.850%, due 08/01/61	2.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199209
Shareholder Report [Line Items]
Fund Name	abrdn Dynamic Dividend Fund
Class Name	Class A
Trading Symbol	ADAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$79	1.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%
AssetsNet	$ 99,751,555
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$99,751,555
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Information Technology	27.4%
Financials	15.9%
Industrials	11.6%
Health Care	8.9%
Communication Services	7.9%
Consumer Staples	7.5%
Utilities	6.4%
Consumer Discretionary	5.9%
Energy	4.6%
Materials	2.5%
Real Estate	1.4%
Other	0.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Alphabet, Inc., Class C	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Broadcom, Inc.	3.8%
Samsung Electronics Co. Ltd.	3.4%
Apple, Inc.	2.9%
Microsoft Corp.	2.8%
ASML Holding NV	1.7%
Sanofi SA	1.5%
Rio Tinto PLC, ADR	1.5%
Williams Cos., Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000199210
Shareholder Report [Line Items]
Fund Name	abrdn Dynamic Dividend Fund
Class Name	Institutional Class
Trading Symbol	ADVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$65	1.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 99,751,555
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$99,751,555
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Table Summary
Information Technology	27.4%
Financials	15.9%
Industrials	11.6%
Health Care	8.9%
Communication Services	7.9%
Consumer Staples	7.5%
Utilities	6.4%
Consumer Discretionary	5.9%
Energy	4.6%
Materials	2.5%
Real Estate	1.4%
Other	0.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Alphabet, Inc., Class C	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Broadcom, Inc.	3.8%
Samsung Electronics Co. Ltd.	3.4%
Apple, Inc.	2.9%
Microsoft Corp.	2.8%
ASML Holding NV	1.7%
Sanofi SA	1.5%
Rio Tinto PLC, ADR	1.5%
Williams Cos., Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000076084
Shareholder Report [Line Items]
Fund Name	abrdn Infrastructure Debt Fund
Class Name	Class A
Trading Symbol	CUGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$51	1.03%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
AssetsNet	$ 20,532,004
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$20,532,004
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	11%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	20.3%
A	8.2%
BBB	25.4%
BB	23.5%
B	10.9%
Below B	2.7%
N/R	7.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Port of Beaumont Navigation District, 10.000%, due 07/01/26	6.2%
Public Finance Authority, 5.750%, due 12/31/65	5.0%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Toledo Hospital, 6.015%, due 11/15/48	4.6%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.4%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.9%
Low Income Investment Fund, 3.386%, due 07/01/26	3.9%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.7%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.4%
California Infrastructure & Economic Development Bank, 4.408%, due 10/01/49	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000075913
Shareholder Report [Line Items]
Fund Name	abrdn Infrastructure Debt Fund
Class Name	Institutional Class
Trading Symbol	AGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 20,532,004
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$20,532,004
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	11%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	20.3%
A	8.2%
BBB	25.4%
BB	23.5%
B	10.9%
Below B	2.7%
N/R	7.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Port of Beaumont Navigation District, 10.000%, due 07/01/26	6.2%
Public Finance Authority, 5.750%, due 12/31/65	5.0%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Toledo Hospital, 6.015%, due 11/15/48	4.6%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.4%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.9%
Low Income Investment Fund, 3.386%, due 07/01/26	3.9%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.7%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.4%
California Infrastructure & Economic Development Bank, 4.408%, due 10/01/49	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000076087
Shareholder Report [Line Items]
Fund Name	abrdn Infrastructure Debt Fund
Class Name	Institutional Service Class
Trading Symbol	CGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number	866-667-9231
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$39	0.78%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 20,532,004
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$20,532,004
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	11%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	20.3%
A	8.2%
BBB	25.4%
BB	23.5%
B	10.9%
Below B	2.7%
N/R	7.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]	Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Table Summary
Port of Beaumont Navigation District, 10.000%, due 07/01/26	6.2%
Public Finance Authority, 5.750%, due 12/31/65	5.0%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Toledo Hospital, 6.015%, due 11/15/48	4.6%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.4%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.9%
Low Income Investment Fund, 3.386%, due 07/01/26	3.9%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.7%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.4%
California Infrastructure & Economic Development Bank, 4.408%, due 10/01/49	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature